UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-9617

Name of Fund:  Merrill Lynch Strategy Series
               Merrill Lynch Strategy Growth and Income Fund
               Merrill Lynch Strategy Long-Term Growth Fund
               Merrill Lynch Strategy All-Equity Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch Strategy Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Merrill Lynch Strategy Growth and Income Fund


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                    Investments                                                         Value
Underlying Equity                                   Master International Index Series +                           $     4,025,723
Funds - 58.2%                                       Master Mid Cap Index Series +                                       1,605,450
                                                    Master S&P 500 Index Series +                                      17,584,586
                                                    Master Small Cap Index Series +                                       711,908

                                                    Total Underlying Equity Funds (Cost - $18,011,618)                 23,927,667


Underlying Fixed Income                             Master Aggregate Bond Index Series +                               14,830,734
Funds - 36.1%

                                                    Total Underlying Fixed Income Funds (Cost - $15,034,816)           14,830,734


Short-Term                                          Merrill Lynch Liquidity Series, LLC Cash Sweep
Securities - 5.8%                                   Series I, 4.56% (a) +                                               2,396,884

                                                    Total Short-Term Securities (Cost - $2,396,884)                     2,396,884

Total Investments (Cost - $35,443,318*) - 100.1%                                                                       41,155,285
Liabilities in Excess of Other Assets - (0.1%)                                                                           (26,036)
                                                                                                                   --------------
Net Assets - 100.0%                                                                                                $   41,129,249
                                                                                                                   ==============


(a) Variable rate security.

  + Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                     Net
                                                                                 Realized     Investment
    Affiliate                              Contributions     Withdrawals   Gains (Losses)         Income
    Master Aggregate Bond Index Series                 -    $  1,000,000     $   (14,692)     $  180,736
    Master International Index Series       $  1,500,000               -     $     19,418     $   23,863
    Master Mid Cap Index Series                        -    $  2,000,000     $    150,554     $    7,172
    Master S&P 500 Index Series                        -    $  2,500,000     $  (180,408)     $   81,183
    Master Small Cap Index Series                      -               -     $      1,853     $    1,777
    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                  $  2,019,121++             -                -     $   17,351

       ++ Represents net contributions.


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $   35,990,790
                                                     ==============
    Gross unrealized appreciation                    $    5,368,577
    Gross unrealized depreciation                         (204,082)
                                                     --------------
    Net unrealized appreciation                      $    5,164,495
                                                     ==============


Merrill Lynch Strategy Long-Term Growth Fund


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                    Investments                                                         Value
Underlying Equity                                   Master International Index Series +                           $     7,399,947
Funds - 82.6%                                       Master Mid Cap Index Series +                                       4,818,234
                                                    Master S&P 500 Index Series +                                      42,034,917
                                                    Master Small Cap Index Series +                                     1,258,880

                                                    Total Underlying Equity Funds (Cost - $41,803,226)                 55,511,978


Underlying Fixed                                    Master Aggregate Bond Index Series +                                8,006,449
Income Funds - 11.9%

                                                    Total Underlying Fixed Income Funds (Cost - $8,190,334)             8,006,449


Short-Term                                          Merrill Lynch Liquidity Series, LLC Cash Sweep                      3,777,443
Securities - 5.6%                                   Series I, 4.56% (a) +

                                                    Total Short-Term Securities (Cost - $3,777,443)                     3,777,443

Total Investments (Cost - $53,771,003*) - 100.1%                                                                       67,295,870
Liabilities in Excess of Other Assets - (0.1%)                                                                           (63,343)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $    67,232,527
                                                                                                                  ===============


(a) Variable rate security.

  + Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                     Net
                                                                                 Realized     Investment
    Affiliate                              Contributions     Withdrawals   Gains (Losses)         Income
    Master Aggregate Bond Index Series                 -    $  1,500,000     $    (7,978)     $   97,823
    Master International Index Series       $  1,500,000               -     $     35,693     $   44,017
    Master Mid Cap Index Series                        -    $  3,250,000     $    439,178     $   18,597
    Master S&P 500 Index Series                        -    $  4,250,000     $  (429,221)     $  194,126
    Master Small Cap Index Series                      -    $    500,000     $      3,473     $    3,198
    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                  $  3,776,234++             -                -     $   27,866

       ++ Represents net contributions.


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $   54,575,488
                                                     ==============
    Gross unrealized appreciation                    $   12,904,267
    Gross unrealized depreciation                         (183,885)
                                                     --------------
    Net unrealized appreciation                      $   12,720,382
                                                     ==============


Merrill Lynch Strategy All-Equity Fund


Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                    Investments                                                         Value
Underlying Equity                                   Master International Index Series +                           $     6,518,804
Funds - 101.6%                                      Master Mid Cap Index Series +                                       2,761,415
                                                    Master S&P 500 Index Series +**                                    31,584,170
                                                    Master Small Cap Index Series +                                     1,016,568
                                                                                                                  ---------------
Total Investments (Cost - $31,635,054*) - 101.6%                                                                       41,880,957
Liabilities in Excess of Other Assets - (1.6%)                                                                          (659,844)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $    41,221,113
                                                                                                                  ===============


(a) Variable rate security.

  + Investments in companies considered to be an affiliate of the Corporation, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                                                     Net
                                                                                 Realized     Investment
    Affiliate                              Contributions     Withdrawals   Gains (Losses)         Income
    Master International Index Series       $  1,500,000               -     $     31,443     $   38,754
    Master Mid Cap Index Series                        -    $  2,000,000     $    246,745     $    9,070
    Master S&P 500 Index Series             $    500,000    $  2,500,000     $  (318,486)     $  144,927
    Master Small Cap Index Series                      -    $    500,000     $      2,842     $    2,594
    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                             -             441++              -     $    1,849

      ++ Represents net withdrawals.


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                   $   32,352,824
                                                     ==============
    Gross unrealized appreciation                    $    9,528,133
    Gross unrealized depreciation                                 -
                                                     --------------
    Net unrealized appreciation                      $    9,528,133
                                                     ==============


 ** Included is the schedule of investments for the underlying investment.



Master S&P 500 Index Series


Schedule of Investments as of March 31, 2006
                                       Shares
Industry                                 Held   Common Stocks                                                           Value
Aerospace & Defense - 2.4%            183,320   Boeing Co.                                                       $     14,286,128
                                       87,296   General Dynamics Corp.                                                  5,585,198
                                       31,287   Goodrich Corp.                                                          1,364,426
                                      186,177   Honeywell International, Inc.                                           7,962,790
                                       27,274   L-3 Communications Holdings, Inc.                                       2,339,836
                                       78,270   Lockheed Martin Corp.                                                   5,880,425
                                       79,952   Northrop Grumman Corp.                                                  5,459,922
                                       99,474   Raytheon Co.                                                            4,559,888
                                       38,415   Rockwell Collins, Inc.                                                  2,164,685
                                      235,796   United Technologies Corp.                                              13,669,094
                                                                                                                 ----------------
                                                                                                                       63,272,392

Air Freight & Logistics - 1.0%         67,108   FedEx Corp.                                                             7,579,178
                                       13,174   Ryder System, Inc.                                                        589,932
                                      250,100   United Parcel Service, Inc. Class B (e)                                19,852,938
                                                                                                                 ----------------
                                                                                                                       28,022,048

Airlines - 0.1%                       170,395   Southwest Airlines Co.                                                  3,065,406

Auto Components - 0.1%                 15,930   Cooper Tire & Rubber Co.                                                  228,436
                                       49,493   The Goodyear Tire & Rubber Co. (a)                                        716,659
                                       41,120   Johnson Controls, Inc.                                                  3,122,242
                                                                                                                 ----------------
                                                                                                                        4,067,337

Automobiles - 0.3%                    445,499   Ford Motor Co. (e)                                                      3,546,172
                                      126,306   General Motors Corp. (e)                                                2,686,529
                                       58,259   Harley-Davidson, Inc.                                                   3,022,477
                                                                                                                 ----------------
                                                                                                                        9,255,178

Beverages - 2.0%                      179,285   Anheuser-Busch Cos., Inc. (e)                                           7,668,019
                                       22,688   Brown-Forman Corp. Class B                                              1,746,295
                                      471,728   The Coca-Cola Co.                                                      19,751,251
                                       81,087   Coca-Cola Enterprises, Inc.                                             1,649,310
                                       47,300   Constellation Brands, Inc. Class A (a)                                  1,184,865
                                       16,183   Molson Coors Brewing Co. Class B                                        1,110,477
                                       39,622   Pepsi Bottling Group, Inc.                                              1,204,113
                                      379,388   PepsiCo, Inc.                                                          21,924,833
                                                                                                                 ----------------
                                                                                                                       56,239,163

Biotechnology - 1.3%                  267,647   Amgen, Inc. (a)                                                        19,471,319
                                       44,355   Applera Corp. - Applied Biosystems Group                                1,203,795
                                       78,240   Biogen Idec, Inc. (a)                                                   3,685,104
                                       30,134   Chiron Corp. (a)                                                        1,380,439
                                       56,580   Genzyme Corp. (a)                                                       3,803,308
                                      104,100   Gilead Sciences, Inc. (a)                                               6,477,102
                                       61,852   Medimmune, Inc. (a)                                                     2,262,546
                                                                                                                 ----------------
                                                                                                                       38,283,613

Building Products - 0.2%               45,400   American Standard Cos., Inc.                                            1,945,844
                                       96,379   Masco Corp. (e)                                                         3,131,354
                                                                                                                 ----------------
                                                                                                                        5,077,198

Capital Markets - 3.4%                 58,876   Ameriprise Financial, Inc.                                              2,652,953
                                      168,795   The Bank of New York Co., Inc.                                          6,083,372
                                       24,211   The Bear Stearns Cos., Inc.                                             3,358,066
                                      247,268   The Charles Schwab Corp.                                                4,255,482
                                       78,800   E*Trade Financial Corp. (a)                                             2,126,024
                                       21,500   Federated Investors, Inc. Class B                                         839,575
                                       37,786   Franklin Resources, Inc.                                                3,560,953
                                       99,800   Goldman Sachs Group, Inc. (e)                                          15,664,608
                                       51,405   Janus Capital Group, Inc.                                               1,191,054
                                       59,978   Lehman Brothers Holdings, Inc.                                          8,668,620
                                       90,316   Mellon Financial Corp.                                                  3,215,250
                                      210,367   Merrill Lynch & Co., Inc. (b)                                          16,568,505
                                      249,598   Morgan Stanley                                                         15,679,746
                                       47,727   Northern Trust Corp.                                                    2,505,668
                                       80,323   State Street Corp.                                                      4,853,919
                                       27,424   T. Rowe Price Group, Inc.                                               2,144,831
                                                                                                                 ----------------
                                                                                                                       93,368,626

Chemicals - 1.3%                       48,347   Air Products & Chemicals, Inc.                                          3,248,435
                                       17,658   Ashland, Inc.                                                           1,255,131
                                      215,876   The Dow Chemical Co.                                                    8,764,566
                                      204,073   E.I. du Pont de Nemours & Co.                                           8,613,921
                                       20,350   Eastman Chemical Co.                                                    1,041,513
                                       49,014   Ecolab, Inc.                                                            1,872,335
                                       29,497   Engelhard Corp.                                                         1,168,376
                                       22,159   Hercules, Inc. (a)                                                        305,794
                                       19,896   International Flavors & Fragrances, Inc.                                  682,831
                                       62,177   Monsanto Co.                                                            5,269,501
                                       37,187   PPG Industries, Inc.                                                    2,355,796
                                       70,746   Praxair, Inc.                                                           3,901,642
                                       38,003   Rohm & Haas Co.                                                         1,857,207
                                       15,823   Sigma-Aldrich Corp.                                                     1,040,995
                                            6   Tronox, Inc. Class B (a)                                                      103
                                                                                                                 ----------------
                                                                                                                       41,378,146

Commercial Banks - 6.2%                77,003   AmSouth Bancorp                                                         2,082,931
                                      122,600   BB&T Corp.                                                              4,805,920
                                    1,063,634   Bank of America Corp.                                                  48,437,892
                                       42,091   Comerica, Inc.                                                          2,440,015
                                       28,102   Compass Bancshares, Inc.                                                1,422,242
                                      127,756   Fifth Third Bancorp (e)                                                 5,028,476
                                       34,700   First Horizon National Corp.                                            1,445,255
                                       56,029   Huntington Bancshares, Inc.                                             1,351,980
                                       93,910   KeyCorp                                                                 3,455,888
                                       20,600   M&T Bank Corp.                                                          2,351,284
                                       48,200   Marshall & Ilsley Corp. (e)                                             2,100,556
                                      133,456   National City Corp. (e)                                                 4,657,614
                                      102,492   North Fork Bancorporation, Inc.                                         2,954,844
                                       70,068   PNC Financial Services Group, Inc.                                      4,716,277
                                      100,454   Regions Financial Corp. (e)                                             3,532,967
                                       81,099   SunTrust Banks, Inc. (e)                                                5,900,763
                                       63,751   Synovus Financial Corp.                                                 1,727,015
                                      421,565   U.S. Bancorp                                                           12,857,733
                                      376,626   Wachovia Corp. (e)                                                     21,109,887
                                      383,722   Wells Fargo & Co.                                                      24,508,324
                                       19,002   Zions Bancorporation                                                    1,572,035
                                                                                                                 ----------------
                                                                                                                      158,459,898

Commercial Services & Supplies - 0.9%  57,778   Allied Waste Industries, Inc. (a)                                         707,203
                                       23,258   Avery Dennison Corp.                                                    1,360,128
                                      236,925   Cendant Corp.                                                           4,110,649
                                       36,902   Cintas Corp.                                                            1,572,763
                                       30,102   Equifax, Inc.                                                           1,120,998
                                       25,139   Monster Worldwide, Inc. (a)                                             1,253,431
                                       50,382   Pitney Bowes, Inc.                                                      2,162,899
                                       43,395   RR Donnelley & Sons Co.                                                 1,419,884
                                       37,211   Robert Half International, Inc.                                         1,436,717
                                      118,414   Waste Management, Inc.                                                  4,180,014
                                                                                                                 ----------------
                                                                                                                       19,324,686

Communications Equipment - 3.0%        23,265   ADC Telecommunications, Inc. (a)                                          595,351
                                       39,039   Andrew Corp. (a)                                                          479,399
                                      102,482   Avaya, Inc. (a)                                                         1,158,047
                                      121,195   Ciena Corp. (a)                                                           631,426
                                    1,408,471   Cisco Systems, Inc. (a)                                                30,521,567
                                       45,943   Comverse Technology, Inc. (a)                                           1,081,039
                                      354,475   Corning, Inc. (a)                                                       9,538,922
                                      356,587   JDS Uniphase Corp. (a)                                                  1,486,968
                                    1,020,558   Lucent Technologies, Inc. (a)                                           3,112,702
                                      579,769   Motorola, Inc.                                                         13,282,508
                                      380,560   QUALCOMM, Inc.                                                         19,260,142
                                      112,687   Tellabs, Inc. (a)                                                       1,791,723
                                                                                                                 ----------------
                                                                                                                       82,939,794

Computers & Peripherals - 3.7%        196,634   Apple Computer, Inc. (a)                                               12,332,884
                                      538,916   Dell, Inc. (a)                                                         16,038,140
                                      556,654   EMC Corp. (a)                                                           7,587,194
                                       68,298   Gateway, Inc. (a)                                                         149,573
                                      653,717   Hewlett-Packard Co.                                                    21,507,289
                                      358,867   International Business Machines Corp.                                  29,595,761
                                       28,139   Lexmark International, Inc. Class A (a)                                 1,276,948
                                       39,936   NCR Corp. (a)                                                           1,668,925
                                       89,821   Network Appliance, Inc. (a)(e)                                          3,236,251
                                       44,616   QLogic Corp. (a)                                                          863,320
                                      763,256   Sun Microsystems, Inc. (a)                                              3,915,503
                                                                                                                 ----------------
                                                                                                                       98,171,788

Construction & Engineering - 0.1%      17,761   Fluor Corp.                                                             1,523,894

Construction Materials - 0.1%          21,847   Vulcan Materials Co.                                                    1,893,043

Consumer Finance - 1.0%               287,384   American Express Co.                                                   15,102,029
                                       67,967   Capital One Financial Corp.                                             5,472,703
                                       95,530   SLM Corp.                                                               4,961,828
                                                                                                                 ----------------
                                                                                                                       25,536,560

Containers & Packaging - 0.1%          24,660   Ball Corp.                                                              1,080,848
                                       22,936   Bemis Co.                                                                 724,319
                                       33,725   Pactiv Corp. (a)                                                          827,612
                                       18,469   Sealed Air Corp.                                                        1,068,801
                                       29,606   Temple-Inland, Inc.                                                     1,318,947
                                                                                                                 ----------------
                                                                                                                        5,020,527

Distributors - 0.1%                    38,114   Genuine Parts Co.                                                       1,670,537

Diversified Consumer Services - 0.2%   29,300   Apollo Group, Inc. Class A (a)                                          1,538,543
                                       81,070   H&R Block, Inc.                                                         1,755,165
                                                                                                                 ----------------
                                                                                                                        3,293,708

Diversified Financial                  48,300   CIT Group, Inc.                                                         2,585,016
Services - 3.5%                     1,142,936   Citigroup, Inc.                                                        53,992,297
                                      801,356   JPMorgan Chase & Co.                                                   33,368,464
                                       58,780   Moody's Corp. (e)                                                       4,200,419
                                                                                                                 ----------------
                                                                                                                       94,146,196

Diversified Telecommunication         898,835   AT&T, Inc.                                                             24,304,498
Services - 2.3%                       412,734   BellSouth Corp.                                                        14,301,233
                                       28,477   CenturyTel, Inc.                                                        1,114,020
                                       88,318   Citizens Communications Co.                                             1,171,980
                                      377,445   Qwest Communications International, Inc. (a)                            2,566,626
                                      678,328   Verizon Communications, Inc.                                           23,103,852
                                                                                                                 ----------------
                                                                                                                       66,562,209

Electric Utilities - 1.3%              33,620   Allegheny Energy, Inc. (a)                                              1,138,037
                                       96,120   American Electric Power Co., Inc.                                       3,270,002
                                       46,428   Cinergy Corp.                                                           2,108,295
                                       72,399   Edison International                                                    2,981,391
                                       50,255   Entergy Corp.                                                           3,464,580
                                      158,328   Exelon Corp.                                                            8,375,551
                                       99,014   FPL Group, Inc.                                                         3,974,422
                                       72,716   FirstEnergy Corp.                                                       3,555,812
                                       81,164   PPL Corp.                                                               2,386,222
                                       19,432   Pinnacle West Capital Corp.                                               759,791
                                       64,126   Progress Energy, Inc.                                                   2,820,261
                                      168,823   The Southern Co.                                                        5,532,330
                                                                                                                 ----------------
                                                                                                                       40,366,694

Electrical Equipment - 0.5%            43,044   American Power Conversion Corp.                                           994,747
                                       19,952   Cooper Industries Ltd. Class A                                          1,733,829
                                       94,248   Emerson Electric Co.                                                    7,881,960
                                       39,315   Rockwell Automation, Inc.                                               2,827,142
                                                                                                                 ----------------
                                                                                                                       13,437,678

Electronic Equipment &                101,454   Agilent Technologies, Inc. (a)                                          3,809,598
Instruments - 0.3%                     38,564   Jabil Circuit, Inc. (a)                                                 1,652,853
                                       40,062   Molex, Inc.                                                             1,330,058
                                      140,063   Sanmina-SCI Corp. (a)                                                     574,258
                                      192,412   Solectron Corp. (a)                                                       769,648
                                       53,000   Symbol Technologies, Inc.                                                 560,740
                                       19,336   Tektronix, Inc.                                                           690,489
                                                                                                                 ----------------
                                                                                                                        9,387,644

Energy Equipment & Services - 1.8%     77,300   BJ Services Co.                                                         2,674,580
                                       74,644   Baker Hughes, Inc. (e)                                                  5,105,650
                                      116,704   Halliburton Co.                                                         8,521,726
                                       33,715   Nabors Industries Ltd. (a)(e)                                           2,413,320
                                       38,036   National Oilwell Varco, Inc. (a)(e)                                     2,438,868
                                       28,879   Noble Corp. (e)                                                         2,342,087
                                       28,872   Rowan Cos., Inc.                                                        1,269,213
                                      135,654   Schlumberger Ltd. (e)                                                  17,169,727
                                       72,041   Transocean, Inc. (a)(e)                                                 5,784,892
                                       83,400   Weatherford International Ltd. (a)                                      3,815,550
                                                                                                                 ----------------
                                                                                                                       51,535,613

Food & Staples Retailing - 2.4%        81,566   Albertson's, Inc.                                                       2,093,799
                                      187,836   CVS Corp.                                                               5,610,661
                                      103,424   Costco Wholesale Corp.                                                  5,601,444
                                      161,524   The Kroger Co.                                                          3,288,629
                                       26,942   SUPERVALU Inc.                                                            830,352
                                      133,900   SYSCO Corp. (e)                                                         4,291,495
                                       98,158   Safeway, Inc. (e)                                                       2,465,729
                                      572,055   Wal-Mart Stores, Inc.                                                  27,023,878
                                      233,724   Walgreen Co. (e)                                                       10,080,516
                                       29,300   Whole Foods Market, Inc.                                                1,946,692
                                                                                                                 ----------------
                                                                                                                       63,233,195

Food Products - 1.0%                  145,934   Archer-Daniels-Midland Co. (e)                                          4,910,679
                                       50,935   Campbell Soup Co.                                                       1,650,294
                                      107,278   ConAgra Foods, Inc.                                                     2,302,186
                                       31,600   Dean Foods Co. (a)                                                      1,227,028
                                       75,960   General Mills, Inc.                                                     3,849,653
                                       68,636   HJ Heinz Co.                                                            2,602,677
                                       46,156   The Hershey Co. (e)                                                     2,410,728
                                       63,965   Kellogg Co.                                                             2,817,019
                                       29,700   McCormick & Co., Inc.                                                   1,005,642
                                      170,841   Sara Lee Corp. (e)                                                      3,054,637
                                       60,200   Tyson Foods, Inc. Class A                                                 827,148
                                       44,970   Wm. Wrigley Jr. Co.                                                     2,878,080
                                                                                                                 ----------------
                                                                                                                       29,535,771

Gas Utilities - 0.0%                    9,454   Nicor, Inc.                                                               374,000
                                        8,104   Peoples Energy Corp.                                                      288,827
                                                                                                                 ----------------
                                                                                                                          662,827

Health Care Equipment &                 9,687   Bausch & Lomb, Inc.                                                       617,062
Supplies - 1.9%                       142,927   Baxter International, Inc.                                              5,546,997
                                       54,795   Becton Dickinson & Co.                                                  3,374,276
                                       60,935   Biomet, Inc.                                                            2,164,411
                                      141,964   Boston Scientific Corp. (a)                                             3,272,270
                                       27,118   CR Bard, Inc.                                                           1,838,872
                                       31,200   Fisher Scientific International (a)                                     2,123,160
                                       76,021   Guidant Corp.                                                           5,934,199
                                       33,711   Hospira, Inc. (a)                                                       1,330,236
                                      276,440   Medtronic, Inc.                                                        14,029,330
                                        9,455   Millipore Corp. (a)                                                       690,782
                                       23,684   PerkinElmer, Inc.                                                         555,863
                                       82,088   St. Jude Medical, Inc. (a)                                              3,365,608
                                       70,810   Stryker Corp.                                                           3,139,715
                                       36,357   Thermo Electron Corp. (a)                                               1,348,481
                                       26,120   Waters Corp. (a)                                                        1,127,078
                                       55,577   Zimmer Holdings, Inc. (a)                                               3,757,005
                                                                                                                 ----------------
                                                                                                                       54,215,345

Health Care Providers &               134,568   Aetna, Inc.                                                             6,612,671
Services - 3.0%                        52,086   AmerisourceBergen Corp.                                                 2,514,191
                                       95,491   Cardinal Health, Inc. (e)                                               7,115,989
                                      102,235   Caremark Rx, Inc.                                                       5,027,917
                                       26,696   Cigna Corp.                                                             3,487,031
                                       40,500   Coventry Health Care, Inc. (a)                                          2,186,190
                                       31,500   Express Scripts, Inc. (a)                                               2,768,850
                                       89,996   HCA, Inc.                                                               4,120,917
                                       61,800   Health Management Associates, Inc. Class A                              1,333,026
                                       35,204   Humana, Inc. (a)                                                        1,853,491
                                       46,340   IMS Health, Inc.                                                        1,194,182
                                       30,000   Laboratory Corp. of America Holdings (a)                                1,754,400
                                       19,304   Manor Care, Inc.                                                          856,132
                                       69,984   McKesson Corp.                                                          3,648,266
                                       72,301   Medco Health Solutions, Inc. (a)                                        4,137,063
                                       32,900   Patterson Cos., Inc. (a)                                                1,158,080
                                       42,000   Quest Diagnostics, Inc.                                                 2,154,600
                                      101,537   Tenet Healthcare Corp. (a)                                                749,343
                                      310,556   UnitedHealth Group, Inc.                                               17,347,658
                                      147,484   WellPoint, Inc. (a)                                                    11,419,686
                                                                                                                 ----------------
                                                                                                                       81,439,683

Hotels, Restaurants & Leisure - 1.7%   93,480   Carnival Corp.                                                          4,428,148
                                       35,707   Darden Restaurants, Inc.                                                1,465,058
                                       42,330   Harrah's Entertainment, Inc.                                            3,300,047
                                       83,931   Hilton Hotels Corp.                                                     2,136,883
                                       80,920   International Game Technology                                           2,850,002
                                       41,227   Marriott International, Inc. Class A                                    2,828,172
                                      284,218   McDonald's Corp.                                                        9,765,730
                                      180,524   Starbucks Corp. (a)(e)                                                  6,794,923
                                       46,168   Starwood Hotels & Resorts Worldwide, Inc.                               3,126,959
                                       22,172   Wendy's International, Inc.                                             1,375,994
                                       62,934   Yum! Brands, Inc.                                                       3,074,955
                                                                                                                 ----------------
                                                                                                                       41,146,871

Household Durables - 0.9%              19,942   Black & Decker Corp.                                                    1,732,760
                                       30,768   Centex Corp.                                                            1,907,308
                                       62,000   DR Horton, Inc. (e)                                                     2,059,640
                                       31,915   Fortune Brands, Inc.                                                    2,573,306
                                       15,500   Harman International Industries, Inc.                                   1,722,515
                                       15,122   KB HOME                                                                   982,628
                                       41,816   Leggett & Platt, Inc.                                                   1,019,056
                                       34,622   Lennar Corp. Class A (e)                                                2,090,476
                                       16,903   Maytag Corp.                                                              360,541
                                       58,954   Newell Rubbermaid, Inc.                                                 1,485,051
                                       53,272   Pulte Homes, Inc. (e)                                                   2,046,710
                                       12,752   Snap-On, Inc.                                                             486,106
                                       17,343   The Stanley Works                                                         878,596
                                       17,860   Whirlpool Corp.                                                         1,633,654
                                                                                                                 ----------------
                                                                                                                       20,978,347

Household Products - 2.1%              37,698   Clorox Co.                                                              2,256,225
                                      113,181   Colgate-Palmolive Co.                                                   6,462,635
                                      100,723   Kimberly-Clark Corp.                                                    5,821,789
                                      753,164   Procter & Gamble Co.                                                   43,397,310
                                                                                                                 ----------------
                                                                                                                       57,937,959

IT Services - 1.0%                     30,400   Affiliated Computer Services, Inc. Class A (a)                          1,813,664
                                      130,680   Automatic Data Processing, Inc.                                         5,969,462
                                       39,050   Computer Sciences Corp. (a)                                             2,169,228
                                       31,614   Convergys Corp. (a)                                                       575,691
                                      115,187   Electronic Data Systems Corp. (e)                                       3,090,467
                                      169,900   First Data Corp.                                                        7,954,718
                                       45,192   Fiserv, Inc. (a)                                                        1,922,920
                                       81,458   Paychex, Inc.                                                           3,393,540
                                       30,073   Sabre Holdings Corp. Class A                                              707,618
                                       71,382   Unisys Corp. (a)                                                          491,822
                                                                                                                 ----------------
                                                                                                                       28,089,130

Independent Power Producers &         144,560   The AES Corp. (a)                                                       2,466,194
Energy Traders - 0.6%                  43,949   Constellation Energy Group, Inc.                                        2,404,450
                                      209,519   Duke Energy Corp. (e)                                                   6,107,479
                                       93,571   Dynegy, Inc. Class A (a)                                                  449,141
                                      100,344   TXU Corp.                                                               4,491,397
                                                                                                                 ----------------
                                                                                                                       15,918,661

Industrial Conglomerates - 4.1%       172,888   3M Co.                                                                 13,085,893
                                    2,386,881   General Electric Co.                                                   83,015,721
                                       30,114   Textron, Inc.                                                           2,812,346
                                      468,725   Tyco International Ltd.                                                12,599,328
                                                                                                                 ----------------
                                                                                                                      111,513,288

Insurance - 4.9%                       68,710   ACE Ltd.                                                                3,573,607
                                       22,966   AMBAC Financial Group, Inc.                                             1,828,094
                                       69,785   AON Corp.                                                               2,896,775
                                      112,499   Aflac, Inc.                                                             5,077,080
                                      142,344   The Allstate Corp.                                                      7,417,546
                                      598,607   American International Group, Inc.                                     39,561,937
                                       45,453   Chubb Corp. (e)                                                         4,338,034
                                       38,491   Cincinnati Financial Corp.                                              1,619,316
                                       82,500   Genworth Financial, Inc. Class A                                        2,757,975
                                       69,025   Hartford Financial Services Group, Inc.                                 5,559,964
                                       29,836   Jefferson-Pilot Corp.                                                   1,669,026
                                       44,919   Lincoln National Corp.                                                  2,452,128
                                       33,790   Loews Corp.                                                             3,419,548
                                       35,045   MBIA, Inc.                                                              2,107,256
                                      122,798   Marsh & McLennan Cos., Inc.                                             3,605,349
                                      173,042   MetLife, Inc.                                                           8,370,042
                                       68,200   Principal Financial Group, Inc.                                         3,328,160
                                       44,400   The Progressive Corp.                                                   4,629,144
                                      117,000   Prudential Financial, Inc.                                              8,869,770
                                       31,422   Safeco Corp.                                                            1,577,699
                                      155,727   The St. Paul Travelers Cos., Inc.                                       6,507,831
                                       24,456   Torchmark Corp.                                                         1,396,438
                                       68,467   UnumProvident Corp.                                                     1,402,204
                                       36,105   XL Capital Ltd. Class A                                                 2,314,692
                                                                                                                 ----------------
                                                                                                                      126,279,615

Internet & Catalog Retail - 0.5%       66,100   Amazon.com, Inc. (a)(e)                                                 2,413,311
                                      265,800   eBay, Inc. (a)(e)                                                      10,382,148
                                                                                                                 ----------------
                                                                                                                       12,795,459

Internet Software & Services - 1.0%    45,050   Google, Inc. Class A (a)                                               17,569,500
                                       60,600   VeriSign, Inc. (a)                                                      1,453,794
                                      291,560   Yahoo!, Inc. (a)                                                        9,405,726
                                                                                                                 ----------------
                                                                                                                       28,429,020

Leisure Equipment & Products - 0.2%    20,064   Brunswick Corp.                                                           779,687
                                       71,253   Eastman Kodak Co.                                                       2,026,435
                                       38,194   Hasbro, Inc.                                                              805,893
                                       86,134   Mattel, Inc.                                                            1,561,609
                                                                                                                 ----------------
                                                                                                                        5,173,624

Machinery - 1.6%                      156,688   Caterpillar, Inc. (e)                                                  11,251,765
                                       12,509   Cummins, Inc. (e)                                                       1,314,696
                                       58,750   Danaher Corp.                                                           3,733,563
                                       51,198   Deere & Co.                                                             4,047,202
                                       44,259   Dover Corp.                                                             2,149,217
                                       37,450   Eaton Corp.                                                             2,732,727
                                       39,692   ITT Industries, Inc.                                                    2,231,484
                                       44,021   Illinois Tool Works, Inc.                                               4,239,663
                                       79,996   Ingersoll-Rand Co. Class A                                              3,343,033
                                       15,358   Navistar International Corp. (a)                                          423,574
                                       37,374   PACCAR, Inc.                                                            2,634,120
                                       26,903   Pall Corp.                                                                839,105
                                       27,588   Parker Hannifin Corp.                                                   2,223,869
                                                                                                                 ----------------
                                                                                                                       41,164,018

Media - 2.9%                          165,381   CBS Corp. Class B                                                       3,965,836
                                      126,554   Clear Channel Communications, Inc. (e)                                  3,671,332
                                      419,443   Comcast Corp. Class A (a)(e)                                           10,972,629
                                       70,305   Comcast Corp. Special Class A (a)                                       1,836,367
                                       17,319   Dow Jones & Co., Inc.                                                     680,637
                                       19,400   EW Scripps Co. Class A                                                    867,374
                                       49,979   Gannett Co., Inc.                                                       2,994,742
                                       88,230   Interpublic Group of Cos., Inc. (a)                                       843,479
                                       11,451   Knight-Ridder, Inc.                                                       723,818
                                       82,716   The McGraw-Hill Cos., Inc. (e)                                          4,766,096
                                       10,921   Meredith Corp.                                                            609,283
                                       32,047   New York Times Co. Class A                                                811,110
                                      566,700   News Corp. Class A (e)                                                  9,412,887
                                       37,897   Omnicom Group                                                           3,154,925
                                    1,031,784   Time Warner, Inc.                                                      17,323,653
                                       66,542   Tribune Co. (e)                                                         1,825,247
                                       56,471   Univision Communications, Inc. Class A (a)                              1,946,555
                                      183,181   Viacom, Inc. Class B (a)                                                7,107,423
                                      433,947   Walt Disney Co.                                                        12,102,782
                                                                                                                 ----------------
                                                                                                                       85,616,175

Metals & Mining - 0.8%                193,645   Alcoa, Inc.                                                             5,917,791
                                       18,228   Allegheny Technologies, Inc.                                            1,115,189
                                       41,634   Freeport-McMoRan Copper & Gold, Inc. Class B                            2,488,464
                                       98,386   Newmont Mining Corp. (e)                                                5,105,250
                                       35,632   Nucor Corp.                                                             3,733,877
                                       44,376   Phelps Dodge Corp.                                                      3,573,599
                                       27,322   United States Steel Corp.                                               1,657,899
                                                                                                                 ----------------
                                                                                                                       23,592,069

Multi-Utilities - 1.0%                 43,281   Ameren Corp.                                                            2,156,259
                                       59,514   CMS Energy Corp. (a)                                                      770,706
                                       68,370   Centerpoint Energy, Inc.                                                  815,654
                                       62,625   Consolidated Edison, Inc. (e)                                           2,724,188
                                       36,238   DTE Energy Co.                                                          1,452,781
                                       82,253   Dominion Resources, Inc.                                                5,677,925
                                       34,561   KeySpan Corp.                                                           1,412,508
                                       53,337   NiSource, Inc.                                                          1,078,474
                                       86,177   PG&E Corp. (e)                                                          3,352,285
                                          900   Progress Energy, Inc. (a)                                                     288
                                       59,864   Public Service Enterprise Group, Inc.                                   3,833,691
                                       54,638   Sempra Energy                                                           2,538,481
                                       42,296   TECO Energy, Inc.                                                         681,812
                                       86,902   Xcel Energy, Inc.                                                       1,577,271
                                                                                                                 ----------------
                                                                                                                       28,072,323

Multiline Retail - 1.1%                24,895   Big Lots, Inc. (a)                                                        347,534
                                       18,164   Dillard's, Inc. Class A                                                   472,991
                                       68,450   Dollar General Corp.                                                    1,209,512
                                       41,964   Family Dollar Stores, Inc.                                              1,116,242
                                       59,640   Federated Department Stores                                             4,353,720
                                       56,598   JC Penney Co., Inc.                                                     3,419,085
                                       75,509   Kohl's Corp. (a)                                                        4,002,732
                                       54,372   Nordstrom, Inc.                                                         2,130,295
                                       21,107   Sears Holdings Corp. (a)                                                2,791,190
                                      198,435   Target Corp.                                                           10,320,604
                                                                                                                 ----------------
                                                                                                                       30,163,905

Office Electronics - 0.1%             215,502   Xerox Corp. (a)                                                         3,275,630

Oil, Gas & Consumable Fuels - 7.7%     16,767   Amerada Hess Corp.                                                      2,387,621
                                       50,061   Anadarko Petroleum Corp.                                                5,056,662
                                       71,642   Apache Corp.                                                            4,693,267
                                       86,336   Burlington Resources, Inc.                                              7,935,142
                                       81,500   Chesapeake Energy Corp. (e)                                             2,559,915
                                      509,760   Chevron Corp.                                                          29,550,787
                                      319,678   ConocoPhillips                                                         20,187,666
                                      104,494   Devon Energy Corp.                                                      6,391,898
                                       57,440   EOG Resources, Inc.                                                     4,135,680
                                      142,715   El Paso Corp.                                                           1,719,716
                                    1,402,912   Exxon Mobil Corp. (d)                                                  85,381,224
                                       25,034   Kerr-McGee Corp.                                                        2,390,246
                                       27,134   Kinder Morgan, Inc.                                                     2,496,057
                                       81,372   Marathon Oil Corp.                                                      6,198,105
                                       40,900   Murphy Oil Corp.                                                        2,037,638
                                       95,629   Occidental Petroleum Corp.                                              8,860,027
                                       28,870   Sunoco, Inc.                                                            2,239,446
                                      141,800   Valero Energy Corp.                                                     8,476,804
                                      128,286   Williams Cos., Inc.                                                     2,744,038
                                       80,833   XTO Energy, Inc.                                                        3,521,894
                                                                                                                 ----------------
                                                                                                                      208,963,833

Paper & Forest Products - 0.2%        111,062   International Paper Co.                                                 3,839,413
                                       31,428   Louisiana-Pacific Corp.                                                   854,842
                                       44,072   MeadWestvaco Corp.                                                      1,203,606
                                       51,861   Weyerhaeuser Co.                                                        3,756,292
                                                                                                                 ----------------
                                                                                                                        9,654,153

Personal Products - 0.1%               16,392   Alberto-Culver Co. Class B                                                725,018
                                      104,660   Avon Products, Inc. (e)                                                 3,262,252
                                       28,400   The Estee Lauder Cos., Inc. Class A                                     1,056,196
                                                                                                                 ----------------
                                                                                                                        5,043,466

Pharmaceuticals - 6.3%                352,317   Abbott Laboratories                                                    14,962,903
                                       36,164   Allergan, Inc.                                                          3,923,794
                                       22,800   Barr Pharmaceuticals, Inc. (a)                                          1,435,944
                                      439,161   Bristol-Myers Squibb Co.                                               10,807,752
                                      258,777   Eli Lilly & Co. (e)                                                    14,310,368
                                       78,464   Forest Laboratories, Inc. (a)                                           3,501,848
                                      681,477   Johnson & Johnson                                                      40,357,068
                                       50,455   King Pharmaceuticals, Inc. (a)                                            870,349
                                      500,857   Merck & Co., Inc.                                                      17,645,192
                                       56,500   Mylan Laboratories                                                      1,322,100
                                    1,690,981   Pfizer, Inc.                                                           42,139,247
                                      340,125   Schering-Plough Corp.                                                   6,458,974
                                       23,681   Watson Pharmaceuticals, Inc. (a)                                          680,592
                                      307,799   Wyeth                                                                  14,934,407
                                                                                                                 ----------------
                                                                                                                      173,350,538

Real Estate - 1.0%                     19,100   Apartment Investment & Management Co. Class A                             895,790
                                       45,500   Archstone-Smith Trust                                                   2,219,035
                                       20,500   Boston Properties, Inc.                                                 1,911,625
                                       84,664   Equity Office Properties Trust (e)                                      2,843,017
                                       71,840   Equity Residential                                                      3,361,394
                                       45,300   Kimco Realty Corp.                                                      1,840,992
                                       39,300   Plum Creek Timber Co., Inc.                                             1,451,349
                                       61,000   ProLogis                                                                3,263,500
                                       22,400   Public Storage, Inc. (e)                                                1,819,552
                                       45,200   Simon Property Group, Inc. (e)                                          3,803,128
                                       28,600   Vornado Realty Trust (e)                                                2,745,600
                                                                                                                 ----------------
                                                                                                                       26,154,982

Road & Rail - 0.8%                     83,594   Burlington Northern Santa Fe Corp.                                      6,965,888
                                       47,278   CSX Corp.                                                               2,827,224
                                       88,842   Norfolk Southern Corp.                                                  4,803,687
                                       63,676   Union Pacific Corp.                                                     5,944,155
                                                                                                                 ----------------
                                                                                                                       20,540,954

Semiconductors & Semiconductor        114,647   Advanced Micro Devices, Inc. (a)                                        3,801,694
Equipment - 2.9%                       87,190   Altera Corp. (a)(e)                                                     1,799,602
                                       82,316   Analog Devices, Inc. (e)                                                3,151,880
                                      350,676   Applied Materials, Inc. (e)                                             6,140,337
                                       67,367   Applied Micro Circuits Corp. (a)                                          274,184
                                       94,221   Broadcom Corp. Class A (a)                                              4,066,578
                                       89,758   Freescale Semiconductor, Inc. Class B (a)                           $   2,492,580
                                    1,358,731   Intel Corp.                                                            26,291,445
                                       40,437   Kla-Tencor Corp. (e)                                                    1,955,533
                                       81,566   LSI Logic Corp. (a)                                                       942,903
                                       62,699   Linear Technology Corp.                                                 2,199,481
                                       78,760   Maxim Integrated Products, Inc. (e)                                     2,925,934
                                      134,068   Micron Technology, Inc. (a)(e)                                          1,973,481
                                       80,472   National Semiconductor Corp.                                            2,240,340
                                       37,600   Novellus Systems, Inc. (a)                                                902,400
                                       41,820   Nvidia Corp. (a)                                                        2,394,613
                                       38,354   PMC-Sierra, Inc. (a)                                                      471,371
                                       41,332   Teradyne, Inc. (a)                                                        641,059
                                      359,772   Texas Instruments, Inc.                                                11,681,797
                                       81,693   Xilinx, Inc.                                                            2,079,904
                                                                                                                 ----------------
                                                                                                                       78,427,116

Software - 3.2%                       133,950   Adobe Systems, Inc.                                                     4,677,534
                                       54,328   Autodesk, Inc.                                                          2,092,715
                                       48,320   BMC Software, Inc. (a)                                                  1,046,611
                                      112,712   CA, Inc.                                                                3,066,893
                                       37,805   Citrix Systems, Inc. (a)                                                1,432,810
                                       78,349   Compuware Corp. (a)                                                       613,473
                                       66,000   Electronic Arts, Inc. (a)                                               3,611,520
                                       39,052   Intuit, Inc. (a)                                                        2,077,176
                                    2,044,524   Microsoft Corp. (d)                                                    55,631,498
                                       83,424   Novell, Inc. (a)                                                          640,696
                                      848,085   Oracle Corp. (a)(e)                                                    11,610,284
                                       22,846   Parametric Technology Corp. (a)                                           373,075
                                      230,117   Symantec Corp. (a)                                                      3,872,869
                                                                                                                 ----------------
                                                                                                                       90,747,154

Specialty Retail - 2.2%                50,700   AutoNation, Inc. (a)                                                    1,092,585
                                       14,677   AutoZone, Inc. (a)                                                      1,463,150
                                       59,424   Bed Bath & Beyond, Inc. (a)                                             2,281,882
                                       95,969   Best Buy Co., Inc.                                                      5,367,546
                                       41,123   Circuit City Stores, Inc.                                               1,006,691
                                      141,513   The Gap, Inc.                                                           2,643,463
                                      486,486   Home Depot, Inc. (e)                                                   20,578,358
                                       81,594   Limited Brands                                                          1,995,789
                                      175,440   Lowe's Cos., Inc. (e)                                                  11,305,354
                                       69,758   Office Depot, Inc. (a)                                                  2,597,788
                                       21,224   OfficeMax, Inc.                                                           640,328
                                       35,398   RadioShack Corp.                                                          680,704
                                       21,992   The Sherwin-Williams Co.                                                1,087,284
                                      163,951   Staples, Inc.                                                           4,184,030
                                      108,748   TJX Cos., Inc.                                                          2,699,125
                                       31,301   Tiffany & Co.                                                           1,175,040
                                                                                                                 ----------------
                                                                                                                       60,799,117

Textiles, Apparel & Luxury             84,800   Coach, Inc. (a)                                                         2,932,384
Goods - 0.3%                           27,560   Jones Apparel Group, Inc.                                                 974,797
                                       21,738   Liz Claiborne, Inc.                                                       890,823
                                       40,010   Nike, Inc. Class B                                                      3,404,851
                                       23,967   VF Corp.                                                                1,363,722
                                                                                                                 ----------------
                                                                                                                        9,566,577

Thrifts & Mortgage Finance - 1.6%     134,910   Countrywide Financial Corp.                                             4,951,197
                                      225,073   Fannie Mae                                                             11,568,752
                                      154,603   Freddie Mac                                                             9,430,783
                                       62,796   Golden West Financial Corp.                                             4,263,848
                                       20,880   MGIC Investment Corp.                                                   1,391,234
                                       78,300   Sovereign Bancorp, Inc.                                                 1,715,553
                                      220,411   Washington Mutual, Inc. (e)                                             9,393,917
                                                                                                                 ----------------
                                                                                                                       42,715,284

Tobacco - 1.4%                        477,918   Altria Group, Inc.                                                     33,865,269
                                       22,200   Reynolds American, Inc.                                                 2,342,100
                                       36,235   UST, Inc.                                                               1,507,376
                                                                                                                 ----------------
                                                                                                                       37,714,745

Trading Companies &                    18,645   WW Grainger, Inc.                                                       1,404,901
Distributors - 0.1%

Wireless Telecommunication             83,437   Alltel Corp.                                                            5,402,546
Services - 0.8%                       679,515   Sprint Nextel Corp. (e)                                                17,558,668
                                                                                                                 ----------------
                                                                                                                       22,961,214

                                                Total Common Stocks
                                                (Cost - $1,991,370,103) - 98.6%                                     2,692,576,525


                                   Beneficial
                                     Interest   Short-Term Securities
                               $   18,706,238   Merrill Lynch Liquidity Series, LLC
                                                Cash Sweep Series I, 4.56% (b)(f)                                      18,706,238
                                  256,924,980   Merrill Lynch Liquidity Series, LLC
                                                Money Market Series, 4.75% (b)(c)(f)                                  256,924,980

                                                Total Short-Term Securities
                                                (Cost - $275,631,218) - 10.1%                                         275,631,218

                                                Total Investments
                                                (Cost - $2,267,001,321*) - 108.7%                                   2,968,207,743
                                                Liabilities in Excess of Other Assets - (8.7%)                      (236,360,618)
                                                                                                                 ----------------
                                                Net Assets - 100.0%                                              $  2,731,847,125
                                                                                                                 ================


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $    2,353,228,142
                                                 ==================
    Gross unrealized appreciation                $      746,073,354
    Gross unrealized depreciation                     (131,093,753)
                                                 ------------------
    Net unrealized appreciation                  $      614,979,601
                                                 ==================


(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                  Dividend/
                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch & Co., Inc.                       (30,900)    $   58,892
    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                       $   13,050,311    $  104,076
    Merrill Lynch Liquidity Series, LLC
    Money Market Series                       $ (78,643,920)    $   70,097


(c) Security was purchased with the cash proceeds from securities loans.

(d) All or a portion of security held as collateral in connection with open financial futures contracts.

(e) Security, or a portion of security, is on loan.

(f) Variable rate security.

  o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of March 31, 2006 were as follows:

    Number of                     Expiration        Face          Unrealized
    Contracts      Issue             Date          Value         Depreciation

      95       S&P 500 Index      June 2006     $31,009,257      $(55,882.43)



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Strategy Series


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Strategy Series


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Strategy Series


Date:  May 22, 2006